Retained Earnings and Dividends Paid - Summary of Retained Earnings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Retained earnings [abstract]
Legal reserves	₩ 1,604,910	₩ 1,604,910
Voluntary reserves
Reserve for investment on social overhead capital	5,277,449	5,277,449
Reserve for research and human development	330,000	330,000
Reserve for business expansion	27,465,368	26,361,617
Reserve for equalizing dividends	210,000	210,000
Voluntary reserves	33,282,817	32,179,066
Retained earnings before appropriations	10,359,255	17,349,625
Retained earnings	₩ 45,246,982	₩ 51,133,601